Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories.
Schedule of inventories

As of December 31, 2019, 2018 and 2017, inventories are as follows:

	December 31,
	2019	2018	2017
Raw materials and by-products	$1,836,783	1,688,527	1,861,092
Medicine, materials and spare parts	877,837	903,337	820,417
Balanced feed	330,238	322,522	296,538
Processed chicken	1,554,115	1,548,597	1,561,912
Commercial eggs	56,599	52,050	46,185
Processed beef	47,954	39,709	58,563
Processed turkey	4,482	10,762	64,918
Other processed products	2,199	10,092	17,708
Total	$4,710,207	4,575,596	4,727,333